Cash (Tables)	12 Months Ended
Dec. 31, 2023
Cash [Abstract]
Schedule of Cash Represent Cash on Hand and Demand Deposits Placed With Banks	Cash is denominated in the following currencies:
	2023	2022
	In thousands of USD
RMB	$22,125	$22,597
HKD	2	1
USD	3,729	1
Total	$25,856	$22,599